NBB
Nuveen Taxable Municipal Income Fund
Portfolio of Investments    December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 136.6% (99.8% of Total Investments)
	MUNICIPAL BONDS – 136.6% (99.8% of Total Investments)
	Arizona – 0.5% (0.3% of Total Investments)
$2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2018A, 6.000%, 7/01/33, 144A	2/21 at 101.50	BB	$1,985,540
1,000	Northern Arizona University, System Revenue Bonds, Taxable Series 2020A, 3.462%, 6/01/44 – BAM Insured	No Opt. Call	AA	1,099,650
3,000	Total Arizona			3,085,190
	California – 31.5% (23.0% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Special Tax Bonds, Community Facilities District 2004-1 Seismic Safety Improvements 690 & 942 Market Street Project, Taxable Refunding:
1,950	5.100%, 9/01/28	No Opt. Call	N/R	1,988,649
6,125	5.500%, 9/01/38	9/28 at 100.00	N/R	6,182,575
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured	No Opt. Call	BBB+	1,776,625
70	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30	No Opt. Call	AA-	86,601
8,260	California Infrastructure and Economic Development Bank, Revenue Bonds, J David Gladstone Institutes Project, Taxable Series 2019, 4.658%, 10/01/59	10/29 at 100.00	A	8,972,590
1,000	California Infrastructure and Economic Development Bank, Revenue Bonds, University of California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B, 6.486%, 5/15/49	No Opt. Call	AA	1,535,480
8,010	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Taxable Refunding Series 20202B, 6.375%, 11/15/48, 144A	11/30 at 100.00	N/R	8,044,123
4,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%, 10/01/34 (4)	No Opt. Call	Aa3	7,369,766
7,010	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series 2010B, 6.484%, 11/01/41 (4)	No Opt. Call	Aa2	10,777,735
4,110	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010, 7.600%, 11/01/40 (4)	No Opt. Call	Aa2	7,443,621
2,720	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB	2,906,674
	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010:
7,500	6.600%, 8/01/42 (4)	No Opt. Call	Aaa	12,412,500
10,000	6.600%, 8/01/42 (UB) (4)	No Opt. Call	Aaa	16,550,000

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Tender Option Bond Trust 2016-XTG002, 22.161%, 8/01/49, 144A (IF) (4)	No Opt. Call	Aaa	$9,998,680
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Mulitple Capital Projects I, Build America Taxable Bond Series 2010B:
2,050	7.488%, 8/01/33	No Opt. Call	AA+	2,905,834
11,380	7.618%, 8/01/40 (4)	No Opt. Call	AA+	19,345,545
3,390	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39	No Opt. Call	Aa3	4,600,399
80	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010A, 5.716%, 7/01/39	No Opt. Call	Aa2	122,133
1,785	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010D, 6.574%, 7/01/45	No Opt. Call	Aa2	3,130,426
4,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 20.645%, 7/01/50, 144A (IF) (4)	No Opt. Call	AA+	21,286,920
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50 (4)	No Opt. Call	AA-	5,995,602
2,200	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Build America Taxable Bonds Series 2010A, 5.911%, 4/01/48 (4)	No Opt. Call	AAA	3,553,528
1,500	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Taxable Build America Bond Series 2010G, 6.950%, 11/01/50	No Opt. Call	Aa2	2,583,315
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, San Francisco Redevelopment Projects, Taxable Series 2009E, 8.406%, 8/01/39	No Opt. Call	AA	1,703,630
	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond 2016-XFT901:
2,000	20.356%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA+	7,277,720
4,000	28.876%, 11/01/41, 144A (IF) (4)	No Opt. Call	AA+	14,555,440
2,000	University of California Regents, Medical Center Pooled Revenue Bonds, Taxable Build America Bond Series 2010H, 6.548%, 5/15/48 (4)	No Opt. Call	AA-	3,250,280
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond Series 2010F, 5.946%, 5/15/45	No Opt. Call	AA-	3,643,723
4,790	Vernon, California, Electric System Revenue Bonds, Series 2008A, 8.590%, 7/01/38	No Opt. Call	BBB+	7,302,882
112,735	Total California			197,302,996
	Colorado – 2.0% (1.5% of Total Investments)
4,335	Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build America Series 2010A, 6.078%, 12/01/40 (4)	No Opt. Call	AA	6,269,450
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds, Series 2009C, 5.664%, 12/01/33 (4)	No Opt. Call	AA+	4,233,763

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,230	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50	No Opt. Call	AA+	$2,048,971
8,665	Total Colorado			12,552,184
	Georgia – 7.2% (5.3% of Total Investments)
3,540	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47	1/26 at 100.00	AAA	4,007,988
2,374	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57	No Opt. Call	A	3,674,572
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A:
5,927	7.055%, 4/01/57 – AGM Insured	No Opt. Call	AA	9,693,075
17,730	7.055%, 4/01/57	No Opt. Call	BBB+	25,664,352
1,495	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57	No Opt. Call	A	2,276,736
31,066	Total Georgia			45,316,723
	Hawaii – 0.9% (0.6% of Total Investments)
5,460	Hawaii State, Airports System Customer Facility Charge Revenue Bonds, Taxable Series 2019A, 2.970%, 7/01/39 (4)	7/29 at 100.00	A2	5,441,982
	Illinois – 10.6% (7.7% of Total Investments)
4,030	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 – BAM Insured	No Opt. Call	AA	5,015,053
8,680	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40 (4)	No Opt. Call	AA	12,099,052
1,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Taxable Refunding Series 2020B, 3.912%, 12/01/40	No Opt. Call	AA	1,126,730
355	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien, Taxable Build America Bond Series 2010B, 6.395%, 1/01/40	No Opt. Call	A	535,400
1,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	A	1,422,300
2,105	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	A	3,030,758
3,560	Illinois International Port District, Revenue Bonds, Taxable Refunding Series 2020, 5.000%, 1/01/35, 144A	1/26 at 101.00	N/R	3,297,557
2,000	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-5, 7.350%, 7/01/35	No Opt. Call	BBB-	2,386,000
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB-	16,176,580
10,312	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build America Bond Senior Lien Series 2009A, 6.184%, 1/01/34 (4)	No Opt. Call	AA-	14,916,102
2,420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build America Bond Senior Lien Series 2009B, 5.851%, 12/01/34	No Opt. Call	AA-	3,494,673
400	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39	No Opt. Call	A2	568,784

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,325	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%, 1/01/40	No Opt. Call	A2	$2,148,302
51,187	Total Illinois			66,217,291
	Indiana – 1.4% (1.0% of Total Investments)
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2, 6.004%, 1/15/40 (4)	No Opt. Call	AA+	7,242,250
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40 (4)	No Opt. Call	AA+	1,460,660
6,000	Total Indiana			8,702,910
	Kentucky – 1.4% (1.0% of Total Investments)
5	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Build America Bond Series 2010B, 6.490%, 9/01/37 – AGM Insured	1/21 at 100.00	AA	5,014
5,450	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43 (4)	No Opt. Call	AA	8,472,298
5,455	Total Kentucky			8,477,312
	Maryland – 1.4% (1.0% of Total Investments)
2,000	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Terminal Project, Refunding Series 2017B, 4.550%, 6/01/35	No Opt. Call	Baa3	2,212,520
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Senior Parking Facilities Revenue, Series 2018B:
1,000	4.790%, 6/01/38	6/28 at 100.00	A1	1,065,190
1,785	5.050%, 6/01/43	6/28 at 100.00	A1	1,899,686
3,350	5.320%, 6/01/51	6/28 at 100.00	A1	3,572,775
8,135	Total Maryland			8,750,171
	Massachusetts – 2.1% (1.5% of Total Investments)
4,000	Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option Bond Trust 2016-XFT907, 16.473%, 6/01/40, 144A (IF) (4)	No Opt. Call	AA+	12,969,840
	Mississippi – 0.4% (0.3% of Total Investments)
2,085	Mississippi State, General Obligation Bonds, Build America Taxable Bond Series 2010F, 5.245%, 11/01/34	No Opt. Call	AA	2,769,068
	New Jersey – 4.2% (3.1% of Total Investments)
3,320	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Taxable Series 2020D, 3.958%, 7/01/48 – AGM Insured	7/30 at 100.00	AA	3,463,988
3,000	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F, 7.414%, 1/01/40	No Opt. Call	A+	5,036,880
8,805	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41 (4)	No Opt. Call	A+	14,394,678
2,000	Rutgers State University, New Jersey, Revenue Bonds, Taxable Build America Bond Series 2010H, 5.665%, 5/01/40	No Opt. Call	Aa3	2,773,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$530	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	BBB+	$702,192
17,655	Total New Jersey			26,371,078
	New York – 22.5% (16.4% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Taxable Series 2018B:
5,000	5.096%, 8/01/34	No Opt. Call	BBB	5,983,000
1,415	4.946%, 8/01/48 – AGM Insured	8/28 at 100.00	AA	1,599,205
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB)	No Opt. Call	AA+	34,942,250
2,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 30020, 15.806%, 3/15/40, 144A (IF) (4)	No Opt. Call	AA+	5,976,920
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable Bond Series 2010B, 5.850%, 5/01/41 (4)	No Opt. Call	A	7,499,295
1,410	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39	No Opt. Call	AA	2,263,924
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America Taxable Bonds, Series 2010B-1, 6.548%, 11/15/31	No Opt. Call	A3	2,467,800
5,925	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally Taxable Build America Bonds, Series 2010E, 6.814%, 11/15/40	No Opt. Call	A3	7,935,708
1,315	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2010A, 6.668%, 11/15/39	No Opt. Call	A3	1,721,822
2,110	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%, 11/15/49	No Opt. Call	A3	2,484,145
3,675	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Taxable Series 2020B, 4.600%, 12/01/46	No Opt. Call	BBB+	4,193,690
	New York City Industrial Development Agency, New York, Installment Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
940	6.027%, 1/01/46 – AMBAC Insured	No Opt. Call	Baa3	1,009,814
2,000	6.027%, 1/01/46 – AGM Insured	No Opt. Call	A2	2,718,600
1,500	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43	No Opt. Call	AA+	2,284,965
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD:
2,025	5.952%, 6/15/42 (UB)	No Opt. Call	AA+	3,187,593
2,595	5.952%, 6/15/42	No Opt. Call	AA+	4,084,841
3,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2, 17.035%, 6/15/44, 144A (IF)	No Opt. Call	AA+	14,801,981
10,905	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series 2010S-1B, 6.828%, 7/15/40 (4)	No Opt. Call	AA	16,567,857

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)	No Opt. Call	AAA	$14,106,100
2,970	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series 2010-C1, 8.572%, 11/01/40 – AGM Insured	No Opt. Call	AA	4,851,346
91,480	Total New York			140,680,856
	Ohio – 6.0% (4.4% of Total Investments)
6,350	American Municipal Power Inc, Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.834%, 2/15/41	No Opt. Call	A	10,331,069
1,500	American Municipal Power Inc, Ohio, Meldahl Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50	No Opt. Call	A	2,492,940
7,040	American Municipal Power Ohio Inc, Prairie State Energy Campus Project Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43	No Opt. Call	A1	10,345,843
	Columbus Regional Airport Authority, Ohio, Customer Facility Charge Revenue Bonds, Taxable Series 2019:
1,530	4.059%, 12/15/39	12/29 at 100.00	A3	1,553,700
2,300	4.199%, 12/15/48	12/29 at 100.00	A3	2,327,807
10,575	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Kenwood Collection Redevelopment, Refunding, 6.600%, 1/01/39	1/26 at 100.00	N/R	10,525,720
29,295	Total Ohio			37,577,079
	Oklahoma – 3.4% (2.5% of Total Investments)
18,200	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28	No Opt. Call	Baa3	21,174,062
	Oregon – 0.6% (0.5% of Total Investments)
	Port of Portland, Oregon, Portland International Airport Customer Facility Charge Revenue Bonds, Taxable Series 2019:
1,500	4.067%, 7/01/39	7/29 at 100.00	A-	1,523,880
2,450	4.237%, 7/01/49	7/29 at 100.00	A-	2,476,460
3,950	Total Oregon			4,000,340
	Pennsylvania – 1.5% (1.1% of Total Investments)
1,915	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%, 6/01/39	No Opt. Call	A1	2,653,596
1,640	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A+	2,514,071
2,715	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2010B, 5.511%, 12/01/45	No Opt. Call	A+	4,120,284
6,270	Total Pennsylvania			9,287,951

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 3.9% (2.9% of Total Investments)
	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Series 2010C:
$1,000	6.454%, 1/01/50	No Opt. Call	A	$1,660,990
2,000	6.454%, 1/01/50 – AGM Insured	No Opt. Call	AA	3,369,560
8,985	6.454%, 1/01/50 (UB)	No Opt. Call	A	14,915,689
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Tender Option Bond Trust T30002, 19.600%, 1/01/50, 144A (IF)	No Opt. Call	A	904,037
2,585	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2013C, 5.784%, 12/01/41 – AGM Insured	No Opt. Call	AA	3,720,358
14,775	Total South Carolina			24,570,634
	Tennessee – 4.1% (3.0% of Total Investments)
1,500	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018B, 5.308%, 4/01/48	No Opt. Call	A	2,085,960
4,750	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Taxable Series 2017B, 5.200%, 7/01/37	7/27 at 100.00	BB	4,544,610
5,010	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43 (4)	No Opt. Call	A+	7,811,893
7,350	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43 (4)	No Opt. Call	AA	11,152,081
18,610	Total Tennessee			25,594,544
	Texas – 15.8% (11.6% of Total Investments)
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Series 2013:
6,120	5.460%, 11/15/32	11/22 at 100.00	A3	6,340,993
15,000	5.750%, 11/15/42 (4)	11/22 at 100.00	A3	15,510,900
2,520	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Build America Taxable Bonds, Series 2009B, 5.999%, 12/01/44	No Opt. Call	AA+	3,854,592
14,090	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%, 1/01/42 (4)	No Opt. Call	A	19,674,431
1,000	Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas, Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47	9/24 at 100.00	AA	1,053,670
16,145	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Taxable Refunding Subordinate Lien Series 2020B Tela Supported, 3.236%, 10/01/52	4/30 at 100.00	Aa1	16,898,164
3,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%, 1/01/28 – NPFG Insured	No Opt. Call	A3	3,438,030
10,285	North Texas Tollway Authority, System Revenue Bonds, Taxble Build America Bond Series 2009B, 6.718%, 1/01/49 (4)	No Opt. Call	A+	17,862,063
	San Antonio, Texas, Customer Facility Charge Revenue Bonds, Rental Car Special Facilities Project, Series 2015:
7,545	5.671%, 7/01/35	7/25 at 100.00	A3	8,278,072
2,000	5.871%, 7/01/45	7/25 at 100.00	A3	2,168,240

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41	No Opt. Call	AA+	$1,514,570
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	12,938
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
1,000	3.286%, 9/01/40 – AGM Insured (WI/DD, Settling 1/06/21)	9/30 at 100.00	AA	1,025,380
1,400	3.416%, 9/01/50 – AGM Insured (WI/DD, Settling 1/06/21)	9/30 at 100.00	AA	1,447,642
81,115	Total Texas			99,079,685
	Utah – 1.3% (0.9% of Total Investments)
8,500	Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable Series 2019, 5.750%, 10/01/47, 144A	10/29 at 100.00	N/R	7,917,580
	Virginia – 6.3% (4.6% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien, Build America Bond Series 2009D:
1,000	7.462%, 10/01/46 – AGM Insured	No Opt. Call	AA	1,834,600
10,260	7.462%, 10/01/46 (4)	No Opt. Call	A-	18,272,855
11,895	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	12,450,140
6,005	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48, 144A	4/28 at 117.16	N/R	7,144,869
29,160	Total Virginia			39,702,464
	Washington – 6.7% (4.9% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905, 24.471%, 2/01/40, 144A (IF) (4)	No Opt. Call	AA	11,046,720
23,525	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%, 7/01/40 (4)	No Opt. Call	BBB+	30,800,342
27,525	Total Washington			41,847,062
	West Virginia – 0.6% (0.5% of Total Investments)
4,000	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds, Taxable Refunding Class 1 Senior Series 2020A, 4.306%, 6/01/49	12/30 at 100.00	BBB+	4,074,960
	Wisconsin – 0.3% (0.2% of Total Investments)
2,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Taxable Senior Series 2020A, 4.473%, 12/15/47 – AGM Insured	12/30 at 100.00	AA	2,160,500
$590,323	Total Long-Term Investments (cost $632,248,170)			855,624,462

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.2% of Total Investments)
	REPURCHASE AGREEMENTS – 0.2% (0.2% of Total Investments)
$1,390	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/20, repurchase price $1,390,171, collateralized by $1,418,000, U.S. Treasury Notes, 0.125%, due 7/15/23, value $1,418,038,	0.000%	1/04/21	$1,390,171
	Total Short-Term Investments(cost $1,390,171)			1,390,171
	Total Investments (cost $633,638,341) – 136.8%			857,014,633
	Floating Rate Obligations – (5.9)%			(36,810,000)
	Reverse Repurchase Agreements – (34.4)% (5)			(215,493,185)
	Other Assets Less Liabilities – 3.5% (6)			21,863,198
	Net Assets Applicable to Common Shares – 100%			$626,574,646
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	Short	(969)	3/21	$$(210,062,581)	$$(206,942,063)	$$3,120,518	$$(726,750)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NBB	Nuveen Taxable Municipal Income Fund (continued)
Portfolio of Investments December 31, 2020
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$855,624,462	$ —	$855,624,462
Short-Term Investments:
Repurchase Agreements	—	1,390,171	—	1,390,171
Investments in Derivatives:
Futures Contracts*	3,120,518	—	—	3,120,518
Total	$3,120,518	$857,014,633	$ —	$860,135,151

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $244,147,282 have been pledged as collateral for reverse repurchase agreements.
(5)	Reverse Repurchase Agreements as a percentage of Total Investments is 25.1%.
(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.